Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Marketable securities held in Trust Account		$ 73,510,915
Marketable securities held outside of Trust Account		525,287
Liabilities:
Warrant Liability – Private Warrants	$ 2,143,416	3,399,878
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable securities held in Trust Account		73,510,915
Marketable securities held outside of Trust Account		525,287
Liabilities:
Warrant Liability – Private Warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable securities held in Trust Account
Marketable securities held outside of Trust Account
Liabilities:
Warrant Liability – Private Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable securities held in Trust Account
Marketable securities held outside of Trust Account
Liabilities:
Warrant Liability – Private Warrants		$ 3,399,878